SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)	1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021
Basic and diluted net loss per ordinary share
Basic and diluted net loss per ordinary share	$ 0.00
Class A Ordinary shares
Basic and diluted net loss per ordinary share
Allocation of net loss, as adjusted		$ (1,106,926)				$ (1,985,335)
Basic weighted average shares outstanding		34,500,000				25,906,593
Basic and diluted net loss per ordinary share		$ (0.03)	$ (0.13)	$ 0.28	$ (0.04)	$ (0.08)
Class B Ordinary shares
Basic and diluted net loss per ordinary share
Allocation of net loss, as adjusted		$ (276,732)				$ (639,813)
Basic weighted average shares outstanding		8,625,000				8,348,901
Basic and diluted net loss per ordinary share		$ (0.03)	$ (0.13)	$ 0.28	$ (0.04)	$ (0.08)